Commitments - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jul. 01, 2014	Dec. 31, 2014	Nov. 30, 2014	Feb. 28, 2015 Lease
Commitments And Contingencies [Line Items]
Lease rent expense	$ 21,790	$ 28,962	$ 83,087	$ 85,600	$ 113,920	$ 111,557
Decrease (increase) in rental expense as effect of straight line basis	9,644	3,628	18,188	24,987	17,088	(37,015)
Accumulated deferred rent payable	18,023		18,023		43,372			18,023
Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Employment agreement expiration period					2 years
Employment agreement renewal period					1 year
Chief Technology Officer [Member]
Commitments And Contingencies [Line Items]
Employment agreement expiration period					2 years
Employment agreement renewal period					1 year
Subsequent Event [Member] | Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Base salary of chief executive officer							350,000
Subsequent Event [Member] | Chief Technology Officer [Member]
Commitments And Contingencies [Line Items]
Base salary of chief executive officer							$ 250,000
Newly Leased Office Space [Member]
Commitments And Contingencies [Line Items]
Lease expiry date									May 31, 2020
Lease effective date									Dec. 01, 2014
Extended lease expiry date								Jun. 30, 2019
Office Space [Member] | Lease Agreements One [Member]
Commitments And Contingencies [Line Items]
Lease expiry date			Oct. 31, 2015		Feb. 28, 2015
Office Space [Member] | Lease Agreements Two [Member]
Commitments And Contingencies [Line Items]
Lease expiry date			Jun. 30, 2019		Nov. 01, 2016
Office Space [Member] | Lease Agreements Three [Member]
Commitments And Contingencies [Line Items]
Lease expiry date			May 31, 2020
Tower Space [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Lease expiry date										Feb. 28, 2020
Number of leases										2